Share-Based Compensation (MoboTap Equity Incentives) (Details) - MoboTap Equity Incentives [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 24,708	$ 71,449	$ 29,947
Unrecognized compensation expenses	$ 135